Payable to Shareholder (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Payable to Shareholder (Textual)
Advance amount of shareholders	$ 117,767	$ 117,767
Annual interest rate	6.00%
Caesar Capital Management Ltd. [Member]
Payable to Shareholder (Textual)
Expiration date, description	The loans were borrowed by the Company for operating purposes, without collateral, and were due between July 2013 to November 2013.